Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Tax Liabilities, Goodwill and Intangible Assets [Abstract]
Schedule of Acquired Intangible Assets by Major Asset Class
The following sets forth the acquired intangible assets by major asset class as of December 31, 2011 and December 31, 2010:

		2011		2010
(in thousands)	Weighted Average Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	11.8	$294,854	$(115,310)	$289,199	$(88,275)
Developed technology	10.3	605,847	(210,022)	501,287	(157,838)
Customer base, trademarks, in-process R&D and non-compete agreements	10.6	336,216	(92,098)	275,167	(66,213)
		$1,236,917	$(417,430)	$1,065,653	$(312,326)
Unamortized Intangible Assets:
Goodwill		$1,733,722		$1,352,281

Schedule of Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2012	$121,763
2013	$116,004
2014	$115,021
2015	$113,826
2016	$110,979

Changes in the Carrying Amount of Goodwill, by Segment
The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2009	$1,337,064
Earn-out and milestone payments	2,983
Purchase adjustments	579
Effect of foreign currency translation	11,655
BALANCE AT DECEMBER 31, 2010	$1,352,281
Goodwill acquired during the year	402,575
Earn-out and milestone payments	1,122
Purchase adjustments	615
Effect of foreign currency translation	(22,871)
BALANCE AT DECEMBER 31, 2011	$1,733,722